Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Inventories [Line Items]
Inventories	3. Inventories Inventories consist of the following (in thousands):
	September 30, 2021	December 31, 2020
Raw materials	$6,107	$2,025
Finished goods	36,100	20,793
	$42,207	$22,818
3. Inventories Inventories consist of the following (in thousands):
	December 31,
	2020	2019
Raw materials	$2,025	$347
Finished goods	20,793	6,825
	$22,818	$7,172